ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries and welfare payables	¥ 166,923		¥ 122,489
Payables for purchase of property and equipment	102,181		114,446
Accrued expenses	41,558		¥ 12,798
Operating lease liabilities, current	¥ 34,975
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
VAT and other tax payables	¥ 5,903		¥ 115,540
Advances from employee	4,962		5,581
Accrued expenses and other current liabilities	¥ 356,502	$ 51,689	¥ 370,854